Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Long-term Investments
Long-term investments	$ 70,879		¥ 267,051		¥ 484,103
Impairment losses on cost method investments		¥ 0	0	¥ 0
Realized gain on disposal of available-for-sale securities	2,701	18,451	15,147	2,692
Long-term investments
Long-term Investments
Realized gain on disposal of available-for-sale securities		0	0	0
Unrealized gains	8,732	¥ 59,637	15,475	¥ 5,454
Cost method investments
Long-term Investments
Long-term investments	28,284		65,722		193,179
Equity method investments
Long-term Investments
Long-term investments	16,170		147,355		110,441
Available-for-sale securities
Long-term Investments
Long-term investments	$ 26,425		¥ 53,974		¥ 180,483